Pay vs Performance Disclosure - USD ($)	5 Months Ended	12 Months Ended					31 Months Ended
	May 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total		Compensation Actually Paid			Value of Initial Fixed $100 Investment Based On:
Year	PEO 1 Ryan P. Hicke ($) (1)	PEO 2 Alfred P. West, Jr. ($) (2)	PEO 1 Ryan P. Hicke ($) (3)	PEO 2 Alfred P. West, Jr. ($) (4)	Average Summary Compensation Table Total for non-PEO NEOs ($) (5)	Average Compensation Actually Paid to non-PEO NEOs ($) (6)	SEI TSR ($) (7)	Industry Index TSR ($) (8)	Net Income ($000s) (9)	Adjusted Pre-Tax Earnings Per Share ($) (10)
2024	8,766,030	N/A	13,322,190	N/A	3,894,017	4,668,599	134.70	247.25	581,191	5.98
2023	5,934,430	N/A	6,142,130	N/A	3,050,860	3,080,441	102.46	181.96	462,258	4.61
2022	6,402,465	2,469,653	6,224,840	2,377,978	3,494,008	3,332,318	92.66	129.82	475,467	4.48
2021	N/A	2,367,239	N/A	2,475,614	1,991,178	2,162,026	95.47	180.24	546,593	5.12
2020	N/A	2,933,734	N/A	2,552,384	2,823,425	2,899,647	88.89	125.65	447,286	3.99

Company Selected Measure Name		Adjusted Pre-Tax Earnings Per Share
Named Executive Officers, Footnote	Reflects compensation amount reported in the Summary Compensation Table (“SCT”) in 2022 for Ryan P. Hicke, who was
appointed Chief Executive Officer (and thus became our PEO) effective June 1, 2022.
Reflects compensation amounts reported in the SCT in 2022 for Alfred P. West, Jr., who served as our Chief Executive
Officer (and thus as our PEO) during 2020, 2021 and for the period January 1, 2022, through May 31, 2022.
The following non-PEO named executive officers are included in the average figures shown:
2020: Dennis J. McGonigle, Stephen G. Meyer, Ryan P. Hicke, Michael N. Peterson
2021: Dennis J. McGonigle, Wayne M. Withrow, Ryan P. Hicke, Philip N. McCabe
2022: Dennis J. McGonigle, Wayne M. Withrow, Kevin P. Barr, Philip N. McCabe
2023: Alfred P. West, Jr., Dennis J. McGonigle, Wayne M. Withrow, Philip N. McCabe
2024: Sean J. Denham, Michael F. Lane, Michael N. Peterson, Philip N. McCabe, Dennis J. McGonigle

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of the Company for the measurement periods ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively.
For the relevant fiscal year, represents the cumulative TSR of an Industry Index, a blend of indices including 79% NASDAQ
US Asset Managers and Custodians and 21% NASDAQ US Software for the measurement period ended on December 31, 2024 and 2023 and 76% NASDAQ US Asset Managers and Custodians and 24% NASDAQ US Software for the measurement periods ended on December 31 of each of 2022, 2021, and 2020, respectively.

Adjustment To PEO Compensation, Footnote	Compensation Actually Paid (“CAP”) for Mr. Hicke in 2024, 2023 and 2022 reflects the respective amount set forth in column (1) of this table, adjusted as set forth in the table below, as determined in accordance with SEC rules. RSUs are paid in Company shares once the underlying award vests, and are incorporated as applicable in the table below. The dollar amount reflected in column (1) of this table does not reflect the actual amount of compensation earned by or paid to Mr. Hicke during the applicable year.
CAP for Mr. West in each of 2022, 2021 and 2020 reflects the respective amounts set forth in column (2) of this table, adjusted as set forth in the table below, as determined in accordance with SEC rules. RSUs are paid in Company shares once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in column (2) of this table do not reflect the actual amount of compensation earned by or paid to Mr. West during the applicable year.

Year	2020	2021	2022	2022	2023	2024
PEO	Alfred P. West, Jr.	Alfred P. West, Jr.	Alfred P. West, Jr.	Ryan P. Hicke	Ryan P. Hicke	Ryan P. Hicke
SCT Total Compensation ($)	2,933,734	2,367,239	2,469,653	6,402,465	5,934,430	8,766,030
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(1,014,000)	(373,625)	(694,825)	(4,106,600)	(3,416,000)	(5,697,000)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	988,875	383,000	628,450	3,941,000	3,544,500	5,300,500
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(356,225)	49,500	50,075	63,350	95,800	4,395,010
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	—	49,500	(75,375)	(75,375)	(16,600)	557,650
Compensation Actually Paid ($)	2,552,384	2,475,614	2,377,978	6,224,840	6,142,130	13,322,190
Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. RSU grant date fair values are calculated using the stock price as of date of grant.

Non-PEO NEO Average Total Compensation Amount		$ 3,894,017	$ 3,050,860	$ 3,494,008	$ 1,991,178	$ 2,823,425
Non-PEO NEO Average Compensation Actually Paid Amount		$ 4,668,599	3,080,441	3,332,318	2,162,026	2,899,647
Adjustment to Non-PEO NEO Compensation Footnote	Average CAP for our non-PEO named executive officers in each of 2024, 2023, 2022, 2021 and 2020 reflects the respective amount set forth in column (5) of this table, adjusted as set forth in the table below, as determined in accordance with
SEC rules. RSUs are paid in company shares once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in column (5) of this table do not reflect the actual amounts of compensation earned by or paid to our non-PEO named executive officers during the applicable years.

Year	2020 Average	2021 Average	2022 Average	2023 Average	2024 Average
Non-PEO NEOs	See column (5) note	See column (5) note	See column (5) note	See column (5) note	See column (5) note
SCT Total Compensation ($)	2,823,425	1,991,178	3,494,008	3,050,860	3,894,017
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(1,280,438)	(429,669)	(1,893,842)	(637,000)	(3,016,985)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	1,994,694	440,450	1,754,833	663,700	2,451,802
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(638,034)	176,488	52,694	(11,369)	672,205
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	—	(16,421)	(75,375)	14,250	667,560
Compensation Actually Paid ($)	2,899,647	2,162,026	3,332,318	3,080,441	4,668,599
Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. RSU grant date fair values are calculated using the stock price as of date of grant.

Compensation Actually Paid vs. Total Shareholder Return	The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR, and the
Industry Index cumulative TSR over the five most recently completed fiscal years. TSR values for the
Company and Industry Index assume $100 invested on December 31, 2019 through the last business day of the listed year.

Compensation Actually Paid vs. Net Income	The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure	The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted Pre-Tax EPS during the five most recently completed fiscal years.
When calculating our 2024 Adjusted Pre-Tax Earnings Per Share for purposes of our Pay Versus
Performance disclosure, the Committee made the following adjustment to our GAAP earnings per share, which is consistent with the adjustment the Committee makes when determining whether the EPS vesting targets for outstanding stock options have been met:
•excluded any reduction for stock-based compensation expense associated with stock options in accordance with Accounting Standards Codification 718 equity compensation (Stock-Based
Compensation) from any calculation of the achievement of EPS vesting targets.
See Annex A of this Proxy Statement for a reconciliation of Diluted Earnings Per Share reported in accordance with generally accepted accounting principles (GAAP) to Adjusted Pre-Tax Earnings Per Share
		(non-GAAP) during the five most recently completed fiscal years.
Total Shareholder Return Vs Peer Group	The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR, and the
Industry Index cumulative TSR over the five most recently completed fiscal years. TSR values for the
Company and Industry Index assume $100 invested on December 31, 2019 through the last business day of the listed year.

Total Shareholder Return Amount		$ 134.70	102.46	92.66	95.47	88.89
Peer Group Total Shareholder Return Amount		247.25	181.96	129.82	180.24	125.65
Net Income (Loss)		$ 581,191,000	$ 462,258,000	$ 475,467,000	$ 546,593,000	$ 447,286,000
Company Selected Measure Amount		5.98	4.61	4.48	5.12	3.99
PEO Name	Alfred P. West, Jr.						Ryan P. Hicke
Additional 402(v) Disclosure	Reflects net income in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2024, 2023, 2022, 2021 and 2020.

Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted Pre-Tax Earnings Per Share
Non-GAAP Measure Description	The Company’s selected measure is Adjusted Pre-Tax Earnings Per Share, which is a non-GAAP financial measure that consists of the quotient of (A) the Company’s calendar year net income before income taxes adjusted to not include any reduction for stock-option expense under ASC 718 equity compensation and the effect of items or events that the
Compensation Committee determines in its discretion should be excluded for compensation purposes, divided by (B) the
Company’s diluted shares outstanding. See Annex A of this Proxy Statement for a reconciliation of Diluted Earnings Per
Share reported in accordance with generally accepted accounting principles (GAAP) to Adjusted Pre-Tax Earnings Per
		Share (non-GAAP).
Hicke [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 8,766,030	$ 5,934,430	$ 6,402,465
PEO Actually Paid Compensation Amount		13,322,190	6,142,130	6,224,840
West [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				2,469,653	$ 2,367,239	$ 2,933,734
PEO Actually Paid Compensation Amount				2,377,978	2,475,614	2,552,384
PEO | Hicke [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,697,000)	(3,416,000)	(4,106,600)
PEO | Hicke [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,300,500	3,544,500	3,941,000
PEO | Hicke [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,395,010	95,800	63,350
PEO | Hicke [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		557,650	(16,600)	(75,375)
PEO | West [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(694,825)	(373,625)	(1,014,000)
PEO | West [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				628,450	383,000	988,875
PEO | West [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				50,075	49,500	(356,225)
PEO | West [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(75,375)	49,500	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,016,985)	(637,000)	(1,893,842)	(429,669)	(1,280,438)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,451,802	663,700	1,754,833	440,450	1,994,694
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		672,205	(11,369)	52,694	176,488	(638,034)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 667,560	$ 14,250	$ (75,375)	$ (16,421)	$ 0